Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other current liabilities
Other current liabilities comprise the following:

	Note	2022	2021
		$	$
Provision for losses on merchant accounts		2,693	6,265
Contingent consideration	21	—	3,004
LPP put option liability	21	—	531
Other		1,531	3,426
		4,224	13,226

Schedule of movements in provision for losses on merchant accounts
The movements in the provision for losses on merchant accounts are as follows:

	2022	2021
	$	$
Balance – Beginning of year	6,265	6,694
Provision made during the year	2,818	2,199
Provision used or reversed during the year	(6,390)	(2,628)
Balance – End of year	2,693	6,265